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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811- 21331

Evergreen Multi-Sector Income Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

      200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

      Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for one of its series, Evergreen Multi-Sector Income Fund, for the quarter ended January 31, 2008. This one series has an October 31 fiscal year end .

Date of reporting period: January 31, 2008

Item 1 – Schedule of Investments

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 10.9%
FIXED-RATE 0.3%
FNMA:
Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$1,511,294	$1,593,085
Ser. 2001-51, Class P, 6.00%, 08/25/2030	922,299	935,875

		2,528,960

FLOATING-RATE 10.6%
FHLMC:
Ser. 0196, Class A, 5.05%, 12/15/2021	186,585	190,560
Ser. 1500, Class FD, 3.55%, 05/15/2023	4,958,516	4,830,090
Ser. 2182, Class FE, 5.18%, 05/15/2028	760,121	763,020
Ser. 2247, Class FC, 4.84%, 08/15/2030	844,744	845,535
Ser. 2390, Class FD, 4.69%, 12/15/2031	175,672	176,400
Ser. 2411, Class F, 4.79%, 02/15/2032	208,558	208,370
Ser. 2431, Class F, 4.74%, 03/15/2032	7,929,766	7,924,439
Ser. 2567, Class FH, 4.64%, 02/15/2033	409,670	410,333
Ser. T-66, Class 2A1, 7.60%, 01/25/2036	8,497,599	9,037,313
Ser. T-67, Class 1A1C, 7.72%, 03/25/2036	25,939,331	27,975,569
Ser. T-67, Class 2A1C, 7.66%, 03/25/2036	1,742,136	1,928,587
FNMA:
Ser. 1996-46, Class FA, 5.375%, 08/25/2021	113,910	114,767
Ser. 2000-45, Class F, 5.32%, 12/25/2030	852,895	857,301
Ser. 2001-24, Class FC, 5.47%, 04/25/2031	318,834	319,083
Ser. 2001-35, Class F, 5.47%, 07/25/2031	72,788	73,049
Ser. 2001-37, Class F, 5.37%, 08/25/2031	319,016	320,379
Ser. 2001-57, Class F, 5.37%, 06/25/2031	73,281	73,294
Ser. 2001-62, Class FC, 5.52%, 11/25/2031	963,274	968,802
Ser. 2002-77, Class F, 5.47%, 12/25/2032	5,192,179	5,308,328
Ser. 2002-77, Class FH, 4.39%, 12/18/2032	412,349	413,615
Ser. 2002-77, Class FV, 4.49%, 12/18/2032	1,348,264	1,348,271
Ser. 2002-95, Class FK, 5.37%, 01/25/2033	4,488,914	4,513,265
Ser. 2002-97, Class FR, 5.42%, 01/25/2033	162,573	162,376
Ser. 2003-W8, Class 3F2, 5.22%, 05/25/2042	1,967,381	1,985,166
Ser. 2005-W4, Class 3A, 6.50%, 06/25/2035	6,245,760	6,359,183
Ser. G91-16, Class F, 5.33%, 06/25/2021	121,243	121,599
Ser. G92-17, Class F, 5.93%, 03/25/2022	200,035	204,498
Ser. G92-53, Class FA, 5.625%, 09/25/2022	1,913,077	1,937,755
Ser. G93-11, Class FB, 5.73%, 12/25/2008	1,964	1,966
GNMA:
Ser. 1997-13, Class F, 4.625%, 09/16/2027	1,777,354	1,800,317
Ser. 2001-61, Class FA, 4.46%, 09/20/2030	148,669	149,075

		81,322,305

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $82,771,316)		83,851,265

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 26.2%
FIXED-RATE 2.9%
FHLMC:
6.50%, 06/01/2017	3,058,046	3,172,601
8.50%, 04/01/2015 – 07/01/2028	554,155	609,929
FHLMC 30 year, 6.50%, TBA #	10,305,000	10,680,569
FNMA:
6.00%, 04/01/2033	646,544	671,805
6.50%, 11/01/2032	263,538	276,095
7.00%, 09/01/2031 – 08/01/2032	1,758,330	1,880,809
7.50%, 07/01/2017 – 07/01/2032	1,024,794	1,095,439
8.00%, 12/01/2024 – 06/01/2030	307,001	333,802
12.00%, 01/01/2016	58,487	67,798

1

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
6.50%, 06/15/2028	$119,683	$125,083
7.25%, 07/15/2017 – 05/15/2018	1,013,281	1,070,526
9.50%, 12/15/2009 – 04/15/2011	2,095,756	2,203,309

		22,187,765

FLOATING-RATE 23.3%
FHLB:
5.89%, 05/01/2037 ##	13,304,874	13,707,346
7.03%, 07/01/2034	863,642	905,563
7.13%, 07/01/2033	572,492	577,096
7.22%, 11/01/2030	768,815	803,442
FHLMC:
5.06%, 07/01/2035	713,797	752,642
5.40%, 12/01/2026	141,374	142,798
5.48%, 06/01/2030	422,544	419,637
5.67%, 10/01/2030	30,611	30,811
5.75%, 02/01/2016	34,666	35,306
5.89%, 02/01/2037	5,904,462	6,206,029
5.92%, 10/01/2017	6,858	6,894
5.98%, 06/01/2028	155,108	160,141
6.12%, 07/01/2019	15,576	15,755
6.20%, 05/01/2019	7,643	7,747
6.25%, 02/01/2016	30,937	31,569
6.32%, 03/01/2018	262,673	266,164
6.40%, 12/01/2022	70,447	73,155
6.42%, 11/01/2023	171,526	177,807
6.43%, 10/01/2022	149,994	152,740
6.45%, 08/01/2017	30,413	30,903
6.56%, 10/01/2037	5,244,875	5,426,347
6.61%, 06/01/2018 – 06/01/2023	434,831	450,585
6.62%, 06/01/2031 – 06/01/2035	955,486	990,514
6.63%, 06/01/2031	559,146	582,602
6.68%, 05/01/2025 – 09/01/2032	5,338,007	5,558,096
6.69%, 01/01/2018	109,023	112,121
6.81%, 10/01/2024	410,132	415,828
6.92%, 12/01/2033	3,988,854	4,160,853
6.93%, 01/01/2030	279,361	292,150
6.94%, 07/01/2030	168,291	176,471
7.01%, 10/01/2030	2,010,890	2,041,634
7.07%, 07/01/2032	1,000,762	1,038,330
7.08%, 06/01/2035	2,424,277	2,495,786
7.11%, 10/01/2033	60,880	63,311
7.14%, 10/01/2033	343,283	358,086
7.16%, 03/01/2024 – 08/01/2032	1,447,418	1,480,215
7.18%, 09/01/2032	855,282	891,494
7.21%, 10/01/2030	600,667	626,459
7.24%, 01/01/2027	292,804	317,305
7.25%, 10/01/2024	51,793	54,050
7.28%, 03/01/2032	1,516,677	1,527,950
7.31%, 06/01/2033	587,683	611,690
7.34%, 08/01/2030	686,022	717,895
8.50%, 03/01/2030	140,111	154,182

2

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.47%, 08/01/2020	$1,571,568	$1,592,172
4.79%, 06/01/2033	1,287,114	1,322,971
4.98%, 03/01/2033	171,800	174,860
5.11%, 03/01/2034	1,358,512	1,405,866
5.24%, 10/01/2029	168,326	171,233
5.25%, 01/01/2017	97,969	99,757
5.32%, 02/01/2037	931,072	948,208
5.40%, 06/01/2031	156,772	163,343
5.42%, 02/01/2017 – 12/01/2017	7,116,377	7,126,798
5.45%, 01/01/2038	6,296,452	6,716,426
5.48%, 03/01/2018	759,547	775,717
5.50%, 03/01/2035	5,600,601	5,666,072
5.57%, 02/01/2035	9,443,876	9,564,286
5.61%, 12/01/2022 – 02/01/2035	1,533,913	1,534,533
5.62%, 08/01/2028	83,263	85,908
5.625%, 04/01/2034	1,454,084	1,454,084
5.65%, 12/01/2031	364,051	377,725
5.75%, 12/01/2016	12,790	13,096
5.80%, 01/01/2030	84,948	86,807
5.87%, 01/01/2037	11,768,337	12,177,169
5.91%, 12/01/2009 – 09/01/2041	4,541,521	4,617,653
5.93%, 09/01/2024	12,561	13,217
6.00%, 05/01/2021 – 08/01/2021	19,869	21,032
6.06%, 04/01/2031	998,469	1,046,845
6.08%, 01/01/2034 – 02/01/2038	1,077,277	1,117,493
6.11%, 12/01/2013	589,448	596,380
6.15%, 12/01/2034	1,915,651	1,964,423
6.16%, 03/01/2034	1,136,408	1,170,864
6.17%, 12/01/2036	73,708	74,744
6.20%, 08/01/2027	355,707	374,449
6.27%, 04/01/2034	2,637,751	2,740,597
6.33%, 01/01/2033	1,335,986	1,369,947
6.40%, 12/01/2020	161,109	170,955
6.42%, 04/01/2025	216,685	228,230
6.45%, 04/01/2028	195,118	197,551
6.50%, 12/01/2023	79,035	82,394
6.54%, 06/01/2029	412,839	430,632
6.57%, 09/01/2037	4,735,045	5,067,977
6.64%, 10/01/2035	4,456,445	4,829,315
6.66%, 12/01/2035	5,834,254	6,325,615
6.67%, 12/01/2031	160,601	163,326
6.70%, 10/01/2034	310,004	321,148
6.71%, 05/01/2027 – 05/01/2030	1,632,496	1,671,730
6.72%, 01/01/2026	494,210	513,765
6.73%, 11/01/2035	1,482,341	1,541,886
6.79%, 12/01/2026 – 04/01/2033	2,513,359	2,575,364
6.86%, 04/01/2024 – 11/01/2024	796,705	843,140
6.875%, 04/01/2019	77,439	79,022
6.93%, 02/01/2035	632,529	656,502
6.94%, 09/01/2024 – 10/01/2032	575,628	598,955
6.96%, 06/01/2024 – 08/01/2036	7,467,822	7,580,727
6.97%, 01/01/2028 – 12/01/2029	1,055,090	1,101,644
6.98%, 04/01/2034	1,431,974	1,491,787
7.00%, 07/01/2026	58,716	61,212
7.04%, 08/01/2030	423,369	443,669

3

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA: continued
7.11%, 03/01/2032	$444,733	$461,611
7.13%, 09/01/2027	351,992	369,194
7.15%, 07/01/2032 – 04/01/2036	6,313,664	6,736,205
7.19%, 10/01/2032	3,043,213	3,188,800
7.24%, 06/01/2037	523,295	532,541
7.25%, 01/01/2028	871,128	914,981
7.27%, 12/01/2028	61,668	63,746
7.31%, 12/01/2032	1,485,341	1,517,665
7.33%, 02/01/2038	141,844	147,290
7.49%, 07/01/2030	176,561	187,079
7.56%, 04/01/2033	229,739	246,207
7.70%, 09/01/2032	217,514	228,520
GNMA:
5.00%, 11/20/2030 – 10/20/2031	864,685	880,892
5.125%, 10/20/2029 – 11/20/2030	2,217,728	2,255,474
5.625%, 09/20/2030	402,748	410,195
6.00%, 02/20/2031	292,866	300,718
6.25%, 02/20/2029	685,528	698,704
6.375%, 01/20/2027 – 03/20/2028	421,738	434,952
6.50%, 02/20/2031	492,448	504,005

		178,667,499

Total Agency Mortgage-Backed Pass Through Securities (cost $197,823,429)		200,855,264

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	399,740	438,393
Ser. 2002-T6, Class A4, FRN, 6.43%, 03/25/2041	1,508,079	1,528,854
Ser. 2003-W02, Class 2A8, 5.67%, 07/25/2042	478,709	501,788
Ser. 2004-T03, Class 2A, FRN, 6.23%, 08/25/2043	1,460,491	1,533,559

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $3,961,405)		4,002,594

CORPORATE BONDS 64.0%
CONSUMER DISCRETIONARY 16.4%
Auto Components 1.6%
Cooper Tire & Rubber Co.:
7.00%, 12/15/2012	225,000	195,750
7.625%, 03/15/2027	2,630,000	2,261,800
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ;	3,175,000	3,333,750
11.25%, 03/01/2011 ρ;	1,840,000	1,950,400
Metaldyne Corp.:
10.00%, 11/01/2013	4,955,000	3,592,375
11.00%, 06/15/2012	2,681,000	1,313,690

		12,647,765

Automobiles 1.1%
Ford Motor Co.:
5.80%, 01/12/2009	435,000	423,203
7.45%, 07/16/2031 ρ;	1,800,000	1,336,500
7.70%, 05/15/2097	2,555,000	1,750,175
General Motors Corp.:
7.20%, 01/15/2011 ρ;	3,905,000	3,582,837
8.25%, 07/15/2023 ρ;	1,565,000	1,259,825

		8,352,540

4

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Diversified Consumer Services 0.3%
Carriage Services, Inc., 7.875%, 01/15/2015	$850,000	$833,000
Education Management, LLC:
8.75%, 06/01/2014	720,000	696,600
10.25%, 06/01/2016	850,000	813,875
Service Corporation International, 6.75%, 04/01/2015	340,000	338,300

		2,681,775

Hotels, Restaurants & Leisure 4.3%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ;	1,570,000	1,485,612
8.125%, 05/15/2011	565,000	495,081
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	5,726,000	4,323,130
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 ρ;	4,335,000	4,335,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 ρ;	7,835,000	6,072,125
Outback Steakhouse, Inc., 10.00%, 06/15/2015 ρ; 144A	670,000	425,450
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	2,520,000	2,617,650
Seneca Gaming Corp., 7.25%, 05/01/2012	855,000	833,625
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	2,550,000	2,307,750
Six Flags, Inc.:
8.875%, 02/01/2010 ρ;	625,000	460,938
9.625%, 06/01/2014 ρ;	1,425,000	958,313
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 ρ;	5,326,000	3,861,350
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	4,580,000	4,728,850

		32,904,874

Household Durables 1.7%
Centex Corp., 4.875%, 08/15/2008	1,250,000	1,222,029
D.R. Horton, Inc., 5.00%, 01/15/2009	1,860,000	1,799,550
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ;	680,000	384,200
6.50%, 01/15/2014	388,000	267,720
KB Home:
7.75%, 02/01/2010	985,000	955,450
8.625%, 12/15/2008 ρ;	570,000	570,000
Libbey, Inc., FRN, 11.91%, 06/01/2011	1,880,000	1,908,200
Meritage Homes Corp.:
6.25%, 03/15/2015	725,000	511,125
7.00%, 05/01/2014	1,475,000	1,084,125
Pulte Homes, Inc.:
4.875%, 07/15/2009	2,745,000	2,614,612
7.875%, 08/01/2011	195,000	189,638
Standard Pacific Corp., 5.125%, 04/01/2009 ρ;	300,000	240,000
Toll Brothers, Inc., 8.25%, 02/01/2011	1,075,000	1,038,719

		12,785,368

Media 4.5%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	2,705,000	2,603,562
CCH I, LLC, 11.00%, 10/01/2015 ρ;	3,130,000	2,250,638
CSC Holdings, Inc., 7.625%, 04/01/2011	1,675,000	1,666,625
Dex Media West, LLC, 8.50%, 08/15/2010 ρ;	1,805,000	1,834,331
Idearc, Inc., 8.00%, 11/15/2016 ρ;	1,785,000	1,606,500
Lamar Media Corp.:
6.625%, 08/15/2015 ρ;	1,145,000	1,090,613
Ser. B, 6.625%, 08/15/2015	2,790,000	2,657,475
Mediacom Broadband, LLC, 8.50%, 10/15/2015 ρ;	340,000	280,500

5

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Mediacom Communications Corp.:
7.875%, 02/15/2011	$275,000	$246,813
9.50%, 01/15/2013	2,155,000	1,934,113
Paxson Communications Corp., FRN, 10.51%, 01/15/2013 144A	3,655,000	3,170,712
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A	4,665,000	3,976,912
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ;	1,327,000	1,346,905
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	2,185,000	1,879,100
Visant Corp., 7.625%, 10/01/2012	3,035,000	3,012,237
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014 ρ;	2,115,000	1,929,938
Young Broadcasting, Inc., 8.75%, 01/15/2014	4,731,000	3,240,735

		34,727,709

Multi-line Retail 0.3%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	2,240,000	2,251,200

Specialty Retail 0.9%
American Achievement Corp., 8.25%, 04/01/2012	2,360,000	2,171,200
Home Depot, Inc., 5.875%, 12/16/2036	665,000	556,693
Michaels Stores, Inc., 10.00%, 11/01/2014 ρ;	1,215,000	1,087,425
Payless ShoeSource, Inc., 8.25%, 08/01/2013	3,180,000	2,941,500

		6,756,818

Textiles, Apparel & Luxury Goods 1.7%
AAC Group Holdings Corp., Sr. Disc. Note, Step Bond, 0.00%, 10/01/2012 †	445,000	371,575
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	3,330,000	3,438,225
Oxford Industries, Inc., 8.875%, 06/01/2011	4,480,000	4,401,600
Unifi, Inc., 11.50%, 05/15/2014	823,000	602,848
Warnaco Group, Inc., 8.875%, 06/15/2013	3,835,000	3,921,287

		12,735,535

CONSUMER STAPLES 1.8%
Beverages 0.1%
Constellation Brands, Inc., 8.375%, 12/15/2014 ρ;	975,000	1,009,125

Food & Staples Retailing 0.2%
Ingles Markets, Inc., 8.875%, 12/01/2011	1,295,000	1,317,662
Rite Aid Corp., 8.125%, 05/01/2010	225,000	217,969

		1,535,631

Food Products 0.9%
Dean Foods Co., 6.625%, 05/15/2009	195,000	193,538
Del Monte Foods Co.:
6.75%, 02/15/2015	195,000	182,325
8.625%, 12/15/2012	4,648,000	4,717,720
Pilgrim’s Pride Corp., 8.375%, 05/01/2017 ρ;	1,805,000	1,583,887
Smithfield Foods, Inc., 7.75%, 07/01/2017	65,000	61,750

		6,739,220

Household Products 0.2%
Church & Dwight Co., 6.00%, 12/15/2012 ρ;	1,725,000	1,690,500

Personal Products 0.4%
Central Garden & Pet Co., 9.125%, 02/01/2013	3,600,000	2,880,000

ENERGY 9.3%
Electric Utilities 1.1%
Energy Future Holdings Corp., 10.875%, 11/01/2017 ρ; 144A	5,700,000	5,671,500
Texas Competitive Electric Holdings Co., LLC:
10.25%, 11/01/2015 144A	2,590,000	2,557,625
10.50%, 11/01/2016 ρ; 144A	110,000	107,250

		8,336,375

6

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Energy Equipment & Services 1.8%
Bristow Group, Inc.:
6.125%, 06/15/2013	$160,000	$154,800
7.50%, 09/15/2017 144A	1,030,000	1,045,450
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	1,870,000	1,841,950
GulfMark Offshore, Inc., 7.75%, 07/15/2014 ρ	1,675,000	1,708,500
Helix Energy Solutions, Inc., 9.50%, 01/15/2016 144A	425,000	433,500
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	4,245,000	3,969,075
Parker Drilling Co., 9.625%, 10/01/2013	2,111,000	2,237,660
PHI, Inc., 7.125%, 04/15/2013	2,285,000	2,185,031

		13,575,966

Oil, Gas & Consumable Fuels 6.4%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	1,300,000	1,293,500
7.75%, 01/15/2015 ρ	3,425,000	3,527,750
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	920,000	795,800
Delta Petroleum Corp., 7.00%, 04/01/2015	1,800,000	1,548,000
El Paso Corp., 7.00%, 06/15/2017	915,000	932,874
Encore Acquisition Co.:
6.00%, 07/15/2015	1,955,000	1,774,163
6.25%, 04/15/2014	660,000	617,100
Energy Partners, Ltd., 9.75%, 04/15/2014 ρ	993,000	858,945
Exco Resources, Inc., 7.25%, 01/15/2011	2,505,000	2,404,800
Forest Oil Corp.:
7.25%, 06/15/2019 ρ 144A	1,120,000	1,125,600
7.75%, 05/01/2014	80,000	81,600
Frontier Oil Corp., 6.625%, 10/01/2011	625,000	618,750
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	7,735,000	6,326,462
Mariner Energy, Inc., 8.00%, 05/15/2017	552,000	529,920
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	4,425,000	4,535,625
Peabody Energy Corp.:
5.875%, 04/15/2016	3,955,000	3,717,700
6.875%, 03/15/2013	635,000	633,413
Plains Exploration & Production Co., 7.75%, 06/15/2015	895,000	900,594
Regency Energy Partners, LP, 8.375%, 12/15/2013	670,000	683,400
Sabine Pass LNG, LP:
7.25%, 11/30/2013	665,000	631,750
7.50%, 11/30/2016	3,805,000	3,586,212
Southwestern Energy Co., 7.50%, 02/01/2018 144A	1,220,000	1,259,650
Targa Resources, Inc., 8.50%, 11/01/2013	2,235,000	2,117,662
Tesoro Corp.:
6.50%, 06/01/2017	2,150,000	2,107,000
6.625%, 11/01/2015 ρ	765,000	747,788
Williams Cos.:
7.50%, 01/15/2031	2,080,000	2,225,600
8.125%, 03/15/2012	3,195,000	3,506,512

		49,088,170

FINANCIALS 9.3%
Consumer Finance 6.1%
CCH II Capital Corp., 10.25%, 09/15/2010 ρ	9,230,000	8,783,101
Daimler Financial Services AG, 4.875%, 06/15/2010	1,000,000	1,017,561
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	25,000	22,882
7.375%, 10/28/2009	5,760,000	5,549,149
9.75%, 09/15/2010 ρ	8,618,000	8,328,642

7

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009 ρ	$1,405,000	$1,360,447
6.875%, 09/15/2011	10,340,000	9,046,931
6.875%, 08/28/2012	410,000	348,434
7.25%, 03/02/2011	135,000	122,049
7.75%, 01/19/2010	1,505,000	1,440,351
8.00%, 11/01/2031	3,960,000	3,289,624
FRN:
6.03%, 09/23/2008	1,185,000	1,152,679
6.12%, 05/15/2009	2,305,000	2,152,702
HSBC Finance Corp., 5.00%, 06/30/2015	2,400,000	2,338,625
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	760,000	642,200
Sprint Capital Corp., 6.875%, 11/15/2028	1,540,000	1,295,308

		46,890,685

Diversified Financial Services 0.6%
Leucadia National Corp.:
7.125%, 03/15/2017	555,000	525,863
8.125%, 09/15/2015	4,010,000	4,010,000

		4,535,863

Real Estate Investment Trusts 1.3%
Host Marriott Corp.:
7.125%, 11/01/2013 ρ	2,310,000	2,298,450
Ser. O, 6.375%, 03/15/2015	140,000	134,400
Ser. Q, 6.75%, 06/01/2016	2,995,000	2,897,662
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	1,205,000	1,198,975
7.00%, 01/15/2016	1,840,000	1,821,600
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 ρ	554,000	469,515
Ventas, Inc., 7.125%, 06/01/2015	840,000	873,600

		9,694,202

Real Estate Management & Development 0.0%
Realogy Corp., 10.50%, 04/15/2014 ρ 144A	75,000	54,000

Thrifts & Mortgage Finance 1.3%
Residential Capital, LLC:
7.625%, 11/21/2008	2,490,000	1,929,750
7.875%, 06/30/2010	11,730,000	7,683,150
FRN, 5.65%, 06/09/2008	390,000	335,400

		9,948,300

HEALTH CARE 2.7%
Health Care Providers & Services 2.7%
HCA, Inc.:
6.375%, 01/15/2015	2,448,000	2,099,160
6.50%, 02/15/2016 ρ	845,000	721,419
8.75%, 09/01/2010	2,780,000	2,800,850
9.25%, 11/15/2016	7,780,000	8,178,725
Omnicare, Inc.:
6.125%, 06/01/2013	3,590,000	3,248,950
6.875%, 12/15/2015	3,775,000	3,416,375

		20,465,479

8

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 5.4%
Aerospace & Defense 3.0%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 ρ	$555,000	$538,350
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,020,000	1,002,150
7.625%, 02/01/2018	425,000	421,813
Hexcel Corp., 6.75%, 02/01/2015	1,700,000	1,649,000
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	11,720,000	11,456,300
6.125%, 01/15/2014 ρ	1,450,000	1,435,500
6.375%, 10/15/2015	4,839,000	4,826,902
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011 ρ	1,775,000	1,646,312

		22,976,327

Commercial Services & Supplies 0.9%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	4,315,000	3,991,375
9.25%, 05/01/2021	1,530,000	1,614,150
Corrections Corporation of America, 6.25%, 03/15/2013	195,000	195,000
Geo Group, Inc., 8.25%, 07/15/2013	515,000	521,438
Mobile Mini, Inc., 6.875%, 05/01/2015	860,000	752,500

		7,074,463

Machinery 0.5%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	4,995,000	4,251,994

Road & Rail 0.8%
Avis Budget Car Rental, LLC:
7.625%, 05/15/2014 ρ	210,000	194,250
7.75%, 05/15/2016	2,250,000	2,013,750
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	1,305,000	1,265,850
10.50%, 01/01/2016 ρ	95,000	91,794
Kansas City Southern:
7.50%, 06/15/2009	1,140,000	1,152,825
9.50%, 10/01/2008	1,450,000	1,484,437

		6,202,906

Trading Companies & Distributors 0.2%
Neff Corp., 10.00%, 06/01/2015 ρ	220,000	105,600
United Rentals, Inc., 6.50%, 02/15/2012 ρ	1,320,000	1,221,000

		1,326,600

INFORMATION TECHNOLOGY 2.6%
Electronic Equipment & Instruments 1.0%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	2,825,000	2,634,313
Jabil Circuit, Inc., 8.25%, 03/15/2018 144A	3,910,000	3,800,911
Sanmina-SCI Corp.:
6.75%, 03/01/2013 ρ	445,000	387,150
8.125%, 03/01/2016 ρ	710,000	623,025
FRN, 7.74%, 06/15/2010 144A	569,000	569,000

		8,014,399

IT Services 1.1%
First Data Corp., 9.875%, 09/24/2015 ρ 144A	3,580,000	3,172,775
ipayment, Inc., 9.75%, 05/15/2014	2,000,000	1,860,000
SunGard Data Systems, Inc.:
4.875%, 01/15/2014 ρ	2,595,000	2,251,162
10.25%, 08/15/2015 ρ	110,000	110,550
Unisys Corp., 6.875%, 03/15/2010	765,000	722,925

		8,117,412

9

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 0.4%
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014	$1,930,000	$1,577,775
9.125%, 12/15/2014	775,000	578,344
Spansion, Inc.:
11.25%, 01/15/2016 ρ 144A	880,000	620,400
FRN, 8.25%, 06/01/2013 144A	385,000	295,487

		3,072,006

Software 0.1%
Activant Solutions, Inc., 9.50%, 05/01/2016	915,000	776,606

MATERIALS 7.8%
Chemicals 2.9%
ARCO Chemical Co.:
9.80%, 02/01/2020	1,050,000	960,750
10.25%, 11/01/2010	180,000	186,300
Huntsman, LLC, 11.625%, 10/15/2010	3,000,000	3,157,500
Koppers Holdings, Inc.:
9.875%, 10/15/2013	215,000	230,050
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	2,235,000	1,899,750
MacDermid, Inc., 9.50%, 04/15/2017 144A	3,833,000	3,315,545
Millenium America, Inc., 7.625%, 11/15/2026	2,135,000	1,526,525
Momentive Performance Materials, Inc., 9.75%, 12/01/2014	3,685,000	3,353,350
Mosaic Co.:
7.30%, 01/15/2028	1,285,000	1,291,425
7.875%, 12/01/2016 ρ 144A	1,800,000	1,953,000
Tronox Worldwide, LLC, 9.50%, 12/01/2012	4,605,000	4,351,725

		22,225,920

Construction Materials 0.4%
CPG International, Inc., 10.50%, 07/01/2013	3,605,000	3,226,475
Dayton Superior Corp., 13.00%, 06/15/2009	225,000	189,563

		3,416,038

Containers & Packaging 2.0%
BPC Holding Corp., 8.875%, 09/15/2014 ρ	1,251,000	1,116,517
Exopack Holding Corp., 11.25%, 02/01/2014	3,350,000	3,157,375
Graham Packaging Co.:
8.50%, 10/15/2012 ρ	1,840,000	1,628,400
9.875%, 10/15/2014 ρ	2,055,000	1,746,750
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	1,890,000	1,842,750
9.50%, 08/15/2013	2,340,000	2,217,150
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	3,520,000	3,423,200

		15,132,142

Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	1,930,000	1,968,600
8.375%, 04/01/2017	1,480,000	1,576,200
Indalex Holdings Corp., 11.50%, 02/01/2014	1,780,000	1,579,750

		5,124,550

10

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 1.8%
Bowater, Inc., 9.375%, 12/15/2021	$800,000	$580,000
Georgia Pacific Corp.:
8.125%, 05/15/2011	5,400,000	5,427,000
8.875%, 05/15/2031	2,380,000	2,249,100
Glatfelter, 7.125%, 05/01/2016	1,660,000	1,647,550
Newpage Corp., 10.00%, 05/01/2012 ρ 144A	1,700,000	1,700,000
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	2,673,000	2,566,080

		14,169,730

TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 1.7%
Citizens Communications Co.:
7.875%, 01/15/2027	430,000	395,600
9.25%, 05/15/2011	2,570,000	2,749,900
Consolidated Communications, Inc., 9.75%, 04/01/2012	3,500,000	3,570,000
Qwest Corp., 8.875%, 03/15/2012	4,395,000	4,664,194
West Corp., 11.00%, 10/15/2016 ρ	1,905,000	1,743,075

		13,122,769

Wireless Telecommunication Services 2.5%
Centennial Communications Corp.:
8.125%, 02/01/2014	2,735,000	2,584,575
10.125%, 06/15/2013	2,165,000	2,224,537
Cricket Communications, Inc.:
9.375%, 11/01/2014	1,370,000	1,253,550
9.375%, 11/01/2014 144A	1,420,000	1,299,300
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	3,805,000	3,519,625
Rural Cellular Corp., 8.25%, 03/15/2012	5,410,000	5,599,350
Sprint Nextel Corp.:
Ser. D, 7.375%, 08/01/2015	2,145,000	1,963,672
Ser. F, 5.95%, 03/15/2014	1,010,000	892,109

		19,336,718

UTILITIES 4.5%
Electric Utilities 4.3%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	4,095,000	4,402,125
Aquila, Inc., 14.625%, 07/01/2012	5,274,000	6,605,685
CMS Energy Corp.:
6.55%, 07/17/2017	270,000	266,026
8.50%, 04/15/2011	515,000	556,637
Edison Mission Energy:
7.00%, 05/15/2017	560,000	547,400
7.20%, 05/15/2019	1,170,000	1,146,600
Mirant Americas Generation, LLC, 8.50%, 10/01/2021 ρ	490,000	434,875
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	480,000	556,800
Mirant North America, LLC, 7.375%, 12/31/2013 ρ	5,140,000	5,165,700
NRG Energy, Inc., 7.375%, 02/01/2016	4,215,000	4,083,281
Orion Power Holdings, Inc., 12.00%, 05/01/2010	3,195,000	3,490,537
Reliant Energy, Inc.:
6.75%, 12/15/2014	5,135,000	5,205,606
7.875%, 06/15/2017 ρ	85,000	83,300

		32,544,572

Independent Power Producers & Energy Traders 0.2%
AES Corp., 8.00%, 10/15/2017	110,000	112,750
Dynegy Holdings, Inc., 7.50%, 06/01/2015 ρ	1,745,000	1,635,938

		1,748,688

Total Corporate Bonds (cost $520,080,096)		490,920,940

11

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 18.5%
CONSUMER DISCRETIONARY 0.4%
Media 0.1%
Central European Media Enterprise, Ltd.:
8.25%, 05/15/2012 EUR	500,000	$722,961
FRN, 6.20%, 05/15/2014 EUR	250,000	312,534

		1,035,495

Multi-line Retail 0.3%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	1,000,000	1,985,664

CONSUMER STAPLES 1.3%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,472,620

Food & Staples Retailing 0.3%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	1,000,000	1,499,749
Tesco plc, 3.875%, 03/24/2011 EUR	620,000	909,084

		2,408,833

Tobacco 0.8%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	3,140,000	6,170,903

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
GAZPROM OAO, 5.36%, 10/31/2014 EUR	1,100,000	1,492,347
Transco plc, 7.00%, 12/15/2008 AUD	1,000,000	892,382

		2,384,729

FINANCIALS 14.2%
Capital Markets 0.4%
Morgan Stanley, 5.375%, 11/14/2013 GBP	1,510,000	2,852,436

Commercial Banks 8.3%
Bank Nederlandse Gemeenten NV, 4.875%, 04/21/2010 GBP	7,595,000	15,134,729
Eurofima:
6.25%, 12/28/2018 AUD	2,450,000	2,111,771
6.50%, 08/22/2011 AUD	5,000,000	4,391,961
European Investment Bank:
5.75%, 09/15/2009 AUD	5,470,000	4,811,715
6.125%, 01/23/2017 AUD	12,430,000	10,629,701
Kommunalbanken AS, 4.125%, 06/03/2013 CAD	1,980,000	1,953,272
Kreditanstalt für Wiederaufbau:
4.95%, 10/14/2014 CAD	6,310,000	6,555,656
6.00%, 07/15/2009 NZD	8,250,000	6,299,968
Landwirtschaftliche Rentenbank:
4.25%, 11/16/2012 CAD	7,110,000	7,154,373
5.75%, 01/21/2015 AUD	5,330,000	4,438,829
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	539,839

		64,021,814

Consumer Finance 1.6%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	5,360,000	8,435,016
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	750,329
Total Capital SA, 5.50%, 01/29/2013 GBP	1,000,000	2,027,022
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR	940,000	1,213,932

		12,426,299

Diversified Financial Services 1.3%
GE Capital European Funding, 4.125%, 10/27/2016 EUR	4,750,000	6,652,649
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	780,000	1,531,060
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	1,000,000	1,417,486

		9,601,195

12

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Insurance 0.6%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	2,000,000	$3,908,496
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	879,113

		4,787,609

Thrifts & Mortgage Finance 2.0%
Nykredit, 5.00%, 10/01/2035 DKK	26,791,813	5,246,860
Realkredit Danmark, 4.00%, 10/01/2035 DKK	17,818,559	3,215,325
Totalkredit, FRN, 5.36%, 01/01/2015 DKK	33,980,622	6,920,756

		15,382,941

INDUSTRIALS 0.5%
Aerospace & Defense 0.2%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	930,000	1,322,267

Machinery 0.3%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	2,076,929
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	250,000	313,221

		2,390,150

INFORMATION TECHNOLOGY 0.4%
Office Electronics 0.4%
Xerox Corp., 9.75%, 01/15/2009 EUR	1,800,000	2,785,105

MATERIALS 0.1%
Containers & Packaging 0.1%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	500,000	639,992

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	2,700,000	5,451,484
France Telecom, 7.25%, 01/28/2013 EUR	1,850,000	3,032,897
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	900,000	1,266,917

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $132,526,605)		141,419,350

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 19.6%
Australia, Ser. 17RG, 5.50%, 03/01/2017 AUD	3,100,000	2,568,286
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	6,580,000	9,738,399
Canada:
4.40%, 03/08/2016 CAD	5,290,000	5,313,838
5.00%, 06/01/2014 CAD	2,900,000	3,102,845
5.75%, 03/03/2008 NZD	5,000,000	3,931,817
Denmark, 4.00%, 11/15/2017 DKK	75,795,000	14,961,338
France, 4.25%, 04/25/2019 EUR	7,700,000	11,562,931
Germany:
3.50%, 10/14/2011 EUR	4,400,000	6,526,373
3.75%, 01/04/2017 EUR	2,000,000	2,930,599
Hong Kong, 4.23%, 03/21/2011 HKD	66,700,000	9,194,848
Korea:
5.25%, 09/10/2015 KRW	2,850,000,000	3,034,657
5.25%, 03/10/2027 KRW	5,510,000,000	5,833,321
Mexico, 10.00%, 12/05/2024 MXN	80,640,000	9,049,541
Netherlands:
4.00%, 07/15/2016 EUR	3,795,000	5,652,665
4.00%, 01/15/2037 EUR	6,350,000	8,674,786
New Zealand, 6.00%, 07/15/2008 NZD	5,130,000	4,012,662
Norway, 4.25%, 05/19/2017 NOK	80,900,000	14,814,936

13

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
Sweden:
5.25%, 03/15/2011 SEK	89,940,000	$14,757,100
5.50%, 10/08/2012 SEK	87,700,000	14,800,356

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $137,957,320)		150,461,298

YANKEE OBLIGATIONS – CORPORATE 5.7%
ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	$1,310,000	1,303,450
OPTI Canada, Inc.:
7.875%, 12/15/2014 ρ 144A	3,685,000	3,592,875
8.25%, 12/15/2014 144A	1,315,000	1,295,275

		6,191,600

FINANCIALS 1.1%
Commercial Banks 0.2%
Bank of Moscow, 7.34%, 05/13/2013	1,500,000	1,486,950
JSC Halyk Bank, 8.125%, 10/07/2009	500,000	509,700

		1,996,650

Consumer Finance 0.5%
Avago Technologies Finance, Ltd., 10.125%, 12/01/2013	570,000	595,650
NXP Funding, LLC, 7.875%, 10/15/2014 ρ	95,000	87,519
Petroplus Finance, Ltd., 6.75%, 05/01/2014 ρ 144A	680,000	625,600
Virgin Media Finance plc, 9.125%, 08/15/2016	2,875,000	2,616,250

		3,925,019

Diversified Financial Services 0.4%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	635,000	437,896
Ship Finance International, Ltd., 8.50%, 12/15/2013 ρ	2,380,000	2,397,850

		2,835,746

INDUSTRIALS 0.8%
Road & Rail 0.8%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	2,910,000	2,771,775
9.375%, 05/01/2012	3,235,000	3,348,225

		6,120,000

INFORMATION TECHNOLOGY 0.8%
Communications Equipment 0.6%
Nortel Networks Corp., 10.125%, 07/15/2013 ρ 144A	4,750,000	4,761,875

Semiconductors & Semiconductor Equipment 0.2%
Sensata Technologies, Inc., 8.00%, 05/01/2014 ρ	1,165,000	1,054,325

MATERIALS 1.5%
Metals & Mining 1.3%
Novelis, Inc., 7.25%, 02/15/2015	10,790,000	10,007,725

Paper & Forest Products 0.2%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 ρ 144A	1,875,000	1,542,187

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Inmarsat Finance II plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	1,120,000	1,097,600
Intelsat, Ltd.:
9.25%, 06/15/2016	1,265,000	1,268,162
11.25%, 06/15/2016	1,555,000	1,562,775
Vimpel Communications, 8.25%, 05/23/2016	1,400,000	1,398,180

		5,326,717

14

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES continued
UTILITIES 0.0%
Electric Utilities 0.0%
InterGen NV, 9.00%, 06/30/2017 144A	$185,000	$193,788

Total Yankee Obligations-Corporate (cost $46,448,267)		43,955,632

	Shares	Value

COMMON STOCKS 0.1%
INDUSTRIALS 0.1%
Delta Air Lines, Inc. *	15,758	265,207

MATERIALS 0.0%
Chemicals 0.0%
Tronox, Inc., Class A ρ	31,800	232,140

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Sprint Nextel Corp.	23,227	244,581

Total Common Stocks (cost $836,941)		741,928

PREFERRED STOCKS 0.7%
FINANCIALS 0.7%
Thrifts & Mortgage Finance 0.7%
Fannie Mae, Ser. S, 8.25%	168,190	4,443,580
Freddie Mac, Ser. Z, 8.375%	30,345	814,763

Total Preferred Stocks (cost $4,971,107)		5,258,343

	Principal Amount	Value

LOANS 2.2%
CONSUMER DISCRETIONARY 0.1%
Claire’s Stores, Inc., FRN, 5.51%, 05/29/2014	$199,499	159,549
Metaldyne Corp., FRN:
7.06%, 01/11/2012 <	125,000	106,673
7.06%, 01/11/2014 <	750,000	638,722

		904,944

ENERGY 0.7%
Blue Grass Energy Corp., FRN, 9.75%, 12/30/2013	5,350,000	5,183,027
Saint Acquisition Corp., FRN, 8.61%, 06/05/2014	675,000	521,809

		5,704,836

INDUSTRIALS 0.6%
Clarke American Corp., FRN, 7.58%, 02/28/2014 <	3,470,000	2,760,281
Neff Corp., FRN:
7.43%, 11/30/2014 <	1,555,000	1,149,487
9.20%, 11/30/2014 <	210,000	155,236
10.25%, 06/01/2008 <	695,000	513,758

		4,578,762

INFORMATION TECHNOLOGY 0.3%
Flextonics International, Ltd., FRN, 5.01%, 10/01/2014 <	2,066,374	1,972,002

MATERIALS 0.5%
Wimar Co., 6.88%, 01/03/2012	3,570,000	3,522,055

Total Loans (cost $17,324,319)		16,682,599

15

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 12.4%
MUTUAL FUND SHARES 12.4%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø ρ;ρ; (cost $94,929,891)	94,929,891	$94,929,891

Total Investments (cost $1,239,630,696) 160.8%		1,233,079,104
Other Assets and Liabilities and Preferred Shares (60.8%)		(466,345,339)

Net Assets Applicable to Common Shareholders 100.0%		$766,733,765

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TBA	To Be Announced

At January 31, 2008, the Fund had the following open interest rate swap agreements:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Loss

11/26/2008	$112,000,000	JPMorgan Chase & Co.	Fixed – 3.582%	Floating – 3.29%[1]	$686,017

1	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period from January 28, 2008 through February 26, 2008.

At January 31, 2008, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Made	Frequency of Payments Made	Unrealized Loss

12/12/2012	Lehman Brothers	Dow Jones CDX North America High Yield Index	$5,445,000	3.75%	Quarterly	$306,796
12/13/2049	Goldman Sachs	CMBX North America Index	1,000,000	0.27%	Quarterly	139,047

16

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

At January 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2008	In Exchange for U.S. $	Unrealized Gain

04/07/2008	257,700,000 JPY	$2,430,721	$2,397,209	$33,512
04/15/2008	2,478,000 EUR	3,670,891	3,651,383	19,508

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2008	In Exchange for	U.S. Value at January 31, 2008	Unrealized Gain (Loss)

02/13/2008	847,127,000 JPY	$7,962,405	8,500,000 AUD	$7,615,323	$347,082
02/13/2008	1,569,995,050 JPY	14,756,863	15,980,000 AUD	14,316,808	440,055
02/13/2008	369,912,000 JPY	3,476,916	4,000,000 AUD	3,583,682	(106,766)
02/19/2008	1,686,744,800 JPY	15,861,051	20,540,000 NZD	16,138,718	(277,667)
02/19/2008	1,283,000 NZD	1,008,081	111,030,820 JPY	1,044,062	(35,981)
03/14/2008	1,015,846,000 JPY	9,567,560	4,474,304 GBP	8,873,259	694,301
03/14/2008	1,020,289,000 JPY	9,609,405	71,304,004 HKD	9,156,011	453,394
03/14/2008	5,865,000 HKD	753,113	84,690,013 JPY	797,637	(44,524)
04/15/2008	10,914,108 EUR	16,168,078	8,267,000 GBP	16,359,951	(191,873)
04/15/2008	1,790,000,000 JPY	16,892,243	8,496,499 GBP	16,814,118	78,125
04/15/2008	2,723,000,000 JPY	25,696,970	17,058,945 EUR	25,270,994	425,976
04/22/2008	1,761,596,000 JPY	16,631,350	16,997,260 CAD	16,915,477	(284,127)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at January 31, 2008	In Exchange for U.S.$	Unrealized Loss

03/18/2008	10,484,942 EUR	$15,547,954	$15,165,000	$382,954

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,240,197,342. The gross unrealized appreciation and depreciation on securities based on tax cost was $28,241,811 and $35,360,049, respectively, with a net unrealized depreciation of $7,118,238.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of January 31, 2008, the Fund had unfunded loan commitments of $4,191,830.

17

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

18

Item 2 - Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Multi-Sector Income Fund

By: _________________________________
Dennis H. Ferro,
Principal Executive Officer
Date: March 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _________________________________
Dennis H. Ferro,
Principal Executive Officer
Date: March 30, 2008

By: _________________________________
Kasey Phillips
Principal Financial Officer
Date: March 30, 2008